Operating Segments and Geographic Information - Reconciliation of Total Reportable Segments' Revenues and EBITDA to Consolidated Revenues and Consolidated Income from Continuing Operations Before Taxes (Parenthetical) (Detail) - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Mar. 29, 2015	Dec. 31, 2015	Dec. 31, 2014
Tripwire [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Compensation expense	$ 9.2	$ 9.2
Coast Wire and Plastic Tech, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Cost of sales related to adjustment of acquired inventory		$ 0.3
Grass Valley and Prosoft [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Cost of sales related to adjustment of acquired inventory			$ 8.3